UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      December 18, 2007 to January 15, 2008


Commission File Number of issuing entity: 333-117573-05


            Origen Manufactured Housing Contract Trust Series 2007-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-117573


                       Origen Residential Securities, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             Origen Financial L.L.C.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    DELAWARE
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   20-1370314
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
     A-1          [   ]           [   ]           [ x ]
     A-2          [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) ha filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.   Yes [x]  No [ ]

PART I -DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On January 15, 2008 a distribution was made to holders of Origen Manufactured Housing Contract Trust, Series 2007-A.

        The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Monthly Report distributed to Noteholders of Origen Manufactured Housing Contract Trust, Series 2007-A relating to the January 15, 2008 distribution and Item 601 of Regulation S-K, is filed as
        Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Origen Manufactured Housing Contract Trust,
                                Series 2007-A

                      By:       Origen Financial L.L.C.

                                /s/ W. Anderson Geater, Jr.
                                ---------------------------
                      Name:     W. Anderson Geater, Jr.

                      Title:    Chief Financial Officer

                      Date:     January 17, 2008

EXHIBIT INDEX

Exhibit
Number          Description

EX-99.1 Monthly report distributed to Noteholders of Origen Manufactured Housing Contract Trust, Series 2007-A relating to the
                January 15, 2008 distribution.



                                  EXHIBIT 99.1
 Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A
                               January 15, 2008
                               -----------------

                               Table of Contents
                                                                           Page
Distribution Report ........................................................ 2
Factor Report .............................................................. 2
Delinquency Totals ......................................................... 3
Repossession Totals ........................................................ 4
Cumulative Repossession Totals ............................................. 4
Bankruptcy Totals .......................................................... 4


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Mary Colleen Murphy
                   Bank of New York - Corporate Trust Services
                       2 North LaSalle Street, Suite 1020
                             Chicago, Illinois 60606
                    Tel: (312) 827-8602/ Fax: (312) 827-8562
                          Email: mcmurphy@bankofny.com



 Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A
                               January 15, 2008

-----------------------------------------------------------------------------------------------------------------------------------
                            DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                 ENDING
           FACE              PRINCIPAL                                                        REALIZED   DEFERRED      PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL          INTEREST             TOTAL      LOSSES   INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        91,889,000.00   80,118,917.85    1,031,189.96        336,738.70      1,367,928.66       0.00       0.00    79,087,727.89
A2        92,500,000.00   92,500,000.00            0.00        480,614.58        480,614.58       0.00       0.00    92,500,000.00
CERT               0.00            0.00            0.00        376,090.57        376,090.57       0.00       0.00             0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   184,389,000.00  172,618,917.85    1,031,189.96      1,193,443.85      2,224,633.81       0.00       0.00   171,587,727.89
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                CURRENT
                           BEGINNING                                                           ENDING            NOTE
CLASS        CUSIP         PRINCIPAL        PRINCIPAL       INTEREST         TOTAL           PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        68620CAA8      871.90978082     11.22212626     3.66462471     14.88675097       860.68765456          5.217500%
A2        68620CAB6    1,000.00000000      0.00000000     5.19583330      5.19583330     1,000.00000000          6.450000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                   936.16711328      5.59247005     6.47242433     12.06489438       930.57464323
-----------------------------------------------------------------------------------------------------------------------------------


 Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A
                               January 15, 2008
                          -----------------------------
Beginning Collection Period                                                                                             12/01/07
Ending Collection Period                                                                                                12/31/07
Distribution Date                                                                                                       01/15/08

Actual Available for Distribution                                                                                   2,274,291.44

Section 7.05(a)(i)     Principal Payment Allocable to Holders                                                       1,031,189.96

Section 7.05(a)(ii)    Interest Payment Allocable to Holders                                                          817,353.28

Section 7.05(a)(iii)   Servicing Fee                                                                                  192,825.97
                       Indenture Trustee Fee                                                                            2,688.49
                       Indenture Trustee Expenses                                                                           0.00
                       Owner Trustee Fee                                                                                    0.00
                       Broker Agent Fee                                                                                18,628.47
                       Auction Agent Fee                                                                                    0.00

Section 7.05(a)(iv)    Note Insurer Premium                                                                            39,894.15

                       Libor Rate                                                                                      5.027500%
                       Swap Fixed Payment                                                                             687,541.15
                       Swap Floating Payment                                                                          699,094.63
                       Swap Payment In                                                                                 11,553.48
                       Swap Payment Out                                                                                     0.00

Section 7.05(a)(v)     Beginning Balance of Contracts                                                             188,652,813.50
                       Ending Balance of Contracts                                                                187,621,623.54

Section 7.05(a)(v)     Beginning Number of Contracts                                                                       3,288

Section 7.05(a)(v)     Ending Number of Contracts                                                                          3,280
                       Weighted Average Remaining Maturity - Original                                                     229.91
                       Weighted Average Remaining Term - Current                                                          216.05
                       Weighted Average Contract Rate:                                                                    9.415%

Section 7.05(a)(vi)    Number and Aggregate Principal Amounts of Contracts in Delinquency inlcuding Repossessions

                       Delinquency Totals
                          Group Totals
                             Period      Number   Principal Balance   Percentage
                           30-59 days      20            719,760.47        0.38%
                           60-89 days      10            549,404.52        0.29%
                            90+days        17            845,804.21        0.45%
                             Total         47          2,114,969.20        1.13%

                      Number and Aggregate Principal Amounts of Contracts Repossessed During Reporting Period

                      Repossession Totals
                      Number of Loans    Principal Balance          Percentage
                             1                   75,690.15               0.04%

                     Cummulative  Number and Aggregate Principal Amounts of Contracts in Inventory

                      Cummulative Repossession Totals
                      Number of Loans         Principal Balance     Percentage
                             5                       235,935.58          0.13%

                     Number and Aggregate Principal Amounts of Contracts in Bankruptcy

                     Bankruptcy Totals
                      Number of Loans         Principal Balance     Percentage
                             8                       298,277.29          0.16%

Section 7.05(a)(viii)    Principal Prepayments                                                                           524,514.14

                         Liquidation Proceeds                                                                             45,800.00

Section 7.05(a)(ix)      Realized Losses
                         Current Period                                                                                   36,391.63
                         Cumulative                                                                                       64,648.93

Section 7.05(a)(x)       Adjusted Note Balances
                         Class A                                                                                     172,618,917.85

Section 7.05(a)(xi)      Interest Payment Amount
                         Interest Distribution - A-1                                                                     336,738.70
                         Available Funds Cap Carry-Forward Paid - A-1                                                          0.00
                         Available Funds Cap Carry-Forward Amount Remaining - A-1                                              0.00

                         Interest Distribution - A-2                                                                     480,614.58
                         Available Funds Cap Carry-Forward Paid - A-2                                                          0.00
                         Available Funds Cap Carry-Forward Amount Remaining - A-2                                              0.00

                         Reserve Account Balance                                                                          50,000.00

                         Beginning Balance of Overcollateralization Amount                                            16,033,895.65

Section 7.05(a)(xii)     Overcollateralization Target Amount                                                          16,033,895.65

Section 7.05(a)(xiii)    Overcollateralization Amount                                                                 16,033,895.65

Section 7.05(a)(xiv)     Trust Certificate Distribution                                                                  376,090.57

                         Expense Paid to LLC and DRS                                                                         926.22
                         Servicing Fee Adjustment                                                                         51,275.09
                         Miscellaneous Servicing Expenses                                                                      0.00

  Copyright 2007 Bank of New York & Co. All rights reserved.
